Average Annual Total Returns (Vanguard Long-Term Bond Index Fund Institutional)	Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. Long Gov Credit Bond Index Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. Long Gov Credit Float Adjusted Index Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. Long Gov Credit Float Adjusted Index Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Long Gov Credit Float Adjusted Index Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.87%	19.89%	17.70%	11.17%	19.31%	19.31%	19.31%	19.31%
Five Years	9.85%		7.84%	6.94%	9.81%	9.81%		9.81%
Since Inception	7.88%	6.57%	5.87%	5.39%	7.79%		6.43%	7.79%